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VIA EDGAR
----------------


May 3, 2006

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     FS Variable Separate Account
        Polaris II A-Class Platinum Series Variable Annuity
        First SunAmerica Life Insurance Company
        File Nos. 333-128124 and 811-08810


Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information for FS Variable Separate Account (the "Separate Account") contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on May 1, 2006 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.


Very truly yours,

/s/ Sarah Baldwin

Sarah Baldwin
Staff Counsel